NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund	Nationwide Fund
Nationwide American Century Small Cap Income Fund	Nationwide Geneva Mid Cap Growth Fund
(formerly, Nationwide U.S. Small Cap Value Fund)	Nationwide Geneva Small Cap Growth Fund
Nationwide Amundi Global High Yield Fund	Nationwide Global Sustainable Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Government Money Market Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard International Equities Fund	Nationwide International Index Fund
Nationwide Bailard Technology & Science Fund	Nationwide International Small Cap Fund
Nationwide Bond Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bond Index Fund	Nationwide Loomis Core Bond Fund
Nationwide BNY Mellon Disciplined Value Fund	Nationwide Loomis Short Term Bond Fund
(formerly, Nationwide Mellon Disciplined Value Fund)	Nationwide Mid Cap Market Index Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide NYSE Arca Tech 100 Index Fund (formerly,
(formerly, Nationwide Mellon Dynamic U.S. Core Fund)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund)
Nationwide Core Plus Bond Fund	Nationwide S&P 500 Index Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide Small Cap Index Fund
Nationwide Emerging Markets Debt Fund	Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated August 31, 2021
to the Statement of Additional Information (“SAI”) dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide BNY Mellon Disciplined Value Fund and Nationwide BNY Mellon Dynamic U.S. Core Fund

Effective immediately, the following supplements the information under subsection “Description of Compensation Structure” under the heading “Appendix C – Portfolio Managers”:

Newton Investment Management North America, LLC (“Newton US”)

The Newton US rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass our investment professional rewards program:

•	Base salary
•	Annual cash incentive
•	Long-Term Incentive Plan
•	Deferred cash for investment in our own products
•	Deferred notional shares in Newton US

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE